Columbia Variable Portfolio – Acorn International Fund
First Quarter Report
March 31, 2026 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – Acorn International Fund, March 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 97.0%
Issuer	Shares	Value ($)
Australia 2.2%
ALS Ltd.	290,455	4,263,761
CAR Group Ltd.	83,012	1,325,151
Total		5,588,912
Canada 1.0%
Finning International, Inc.	40,504	2,506,351
China 1.3%
Silergy Corp.	372,000	3,390,284
Denmark 0.9%
FLSmidth & Co. A/S	32,250	2,443,146
Finland 2.8%
Konecranes OYJ	106,057	3,480,866
Valmet OYJ	126,519	3,620,160
Total		7,101,026
France 4.9%
Gaztransport Et Technigaz SA	27,259	6,411,146
Lisi SA	28,329	1,732,112
Robertet SA	1,402	1,310,016
Virbac SA	7,628	3,150,466
Total		12,603,740
Germany 4.5%
CTS Eventim AG & Co. KGaA	32,672	1,913,622
flatexDEGIRO AG	88,775	3,061,437
Nemetschek SE	37,739	2,825,142
Renk Group AG	62,876	3,758,205
Total		11,558,406
Greece 1.8%
National Bank of Greece SA	296,331	4,577,687
Ireland 2.5%
Bank of Ireland Group PLC	361,699	6,562,393
Italy 4.8%
Carel Industries SpA	186,315	4,748,516
Prysmian SpA	64,092	7,568,694
Total		12,317,210
Common Stocks (continued)
Issuer	Shares	Value ($)
Japan 41.5%
Anritsu Corp.	70,500	1,280,164
Asics Corp.	186,800	5,022,140
BayCurrent, Inc.	64,000	1,852,565
Capcom Co., Ltd.	241,600	5,105,474
Disco Corp.	10,500	4,279,625
DMG Mori Co., Ltd.	101,500	1,567,993
Gunma Bank Ltd. (The)	247,100	3,293,104
Kokusai Electric Corp.	120,200	4,064,527
Konami Holdings Corp.	16,100	1,983,973
Kraftia Corp.	108,800	6,580,826
Kyoritsu Maintenance Co., Ltd.	195,200	3,029,445
MatsukiyoCocokara & Co.	174,900	2,783,765
Modec, Inc.	39,900	3,777,098
Nippon Sanso Holdings Corp.	130,900	4,641,505
Nissin Foods Holdings Co., Ltd.	212,700	4,036,984
Niterra Co., Ltd.	147,200	6,940,711
Nomura Real Estate Holdings, Inc.	924,300	5,992,961
Omron Corp.	123,900	3,564,491
Open House Co., Ltd.	77,500	4,967,110
Renesas Electronics Corp.	235,800	3,371,287
Sanwa Holdings Corp.	152,911	3,477,541
Sekisui Chemical Co., Ltd.	244,800	4,109,865
Shimadzu Corp.	100,000	2,376,286
Simplex Holdings, Inc.	737,600	3,791,901
Sundrug Co., Ltd.	104,500	2,574,557
Suntory Beverage & Food Ltd.	150,600	4,252,960
Taisei Corp.	76,500	7,925,533
Total		106,644,391
Jersey 1.8%
Yellow Cake PLC(a)	582,368	4,663,977
Netherlands 2.5%
BE Semiconductor Industries NV	30,261	6,481,720
New Zealand 2.0%
Fisher & Paykel Healthcare Corp., Ltd.	238,488	5,171,251

Columbia Variable Portfolio – Acorn International Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Acorn International Fund, March 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Sweden 1.6%
AddTech AB, B Shares	119,452	4,098,989
Switzerland 7.0%
Belimo Holding AG, Registered Shares	3,365	2,732,881
Inficon Holding AG, Registered Shares	19,224	2,433,016
Kardex Holding AG	13,774	4,144,242
SGS SA, Registered Shares	24,464	2,578,236
Tecan Group AG, Registered Shares	13,413	2,283,048
VAT Group AG	6,108	3,810,425
Total		17,981,848
United Kingdom 11.1%
Babcock International Group PLC	355,702	5,522,135
Baltic Classifieds Group PLC	685,364	1,660,081
ConvaTec Group PLC	1,055,016	3,043,128
Endeavour Mining PLC	91,625	5,520,387
Halma PLC	99,696	5,087,563
ICG PLC	157,379	3,227,730
Rightmove PLC	255,002	1,458,947
Common Stocks (continued)
Issuer	Shares	Value ($)
Safestore Holdings PLC	348,008	2,922,655
Total		28,442,626
United States 2.8%
Interparfums, Inc.	31,547	2,865,730
Sunbelt Rentals Holdings, Inc.	68,201	4,350,634
Total		7,216,364
Total Common Stocks (Cost $207,960,208)		249,350,321

Money Market Funds 2.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.790%(b),(c)	5,499,199	5,496,999
Total Money Market Funds (Cost $5,497,145)		5,496,999
Total Investments in Securities (Cost $213,457,353)		254,847,320
Other Assets & Liabilities, Net		2,162,860
Net Assets		$257,010,180
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2026.
(c)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.790%
	4,175,049	27,228,158	(25,905,876)	(332)	5,496,999	(330)	51,632	5,499,199
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Columbia Variable Portfolio – Acorn International Fund  | 2026

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT7062_(05/26)